Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2025
Taxes on Income [Abstract]
Schedule of Company’s Loss Before Income Taxes

The following are the domestic (i.e. Israeli) and foreign components of the Company’s loss before income taxes:

	Year ended December 31,
	2025	2024	2023

Domestic	$(46,421)	$(49,317)	$(43,500)
Foreign	-	-	-

Total	$(46,421)	$(49,317)	$(43,500)

Schedule of Reconciliation of the Income Tax Benefit

The reconciliation of the income tax benefit that would result from applying the Israeli statutory tax rate to the Company’s reported income tax (benefit) is as follows:

	Year ended December 31,
	2025	2024	2023
Loss before income taxes, as reported in the consolidated statements of operations	$46,421	$49,317	$43,500
Statutory tax rate	23%	23%	23%

Income tax benefit at statutory tax rate	$(10,677)	$(11,343)	$(10,005)
Effect of Non-deductible expenses	2,241	3,573	3,063
Change in valuation allowance	9,123	7,770	7,508
Other	(688)	-	(566)

Reported income taxes benefit	$-	$-	$-

Schedule of Deferred Tax Assets

The principal components of the Company’s deferred tax assets are as follows:

	December 31
	2025	2024
Deferred tax assets:
Net operating loss carry forwards	$45,008	$36,254
Research and development	6,156	5,726
Employees and payroll accrual	400	352
Property and equipment	(9)	100

Total deferred tax assets	51,555	42,432

Valuation allowance	(51,555)	(42,432)

Deferred tax assets, net of valuation allowance	$-	$-